SHARE-BASED COMPENSATION PLANS (Details)	12 Months Ended
	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2017 PEN (S/)
Share based compensation plans [Line Items]
Number of share options outstanding in share-based payment arrangement	246,931	260,548	276,011
Equity-settled transaction [Member]
Share based compensation plans [Line Items]
Description of vesting requirements for share-based payment arrangement	awarded shares are liberated in the three following years for up to 33.3 percent of the shares granted in each of the three previous years
Number of share options granted in share-based payment arrangement	116,594	119,840	140,812
Number of share options outstanding in share-based payment arrangement	246,931	260,548	276,011
Expense from share-based payment transactions with employees	S/ 120,100,000	S/ 106,900,000	S/ 104,200,000